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                                TABLE OF CONTENTS
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                                                                            Page

From the Front Office. . . . . . . . . . . . . . . . . . . . . . . . . . .    1
Schedule of Investments. . . . . . . . . . . . . . . . . . . . . . . . . .    3
Statements of Assets and Liabilities . . . . . . . . . . . . . . . . . . .    5
Statements of Operations . . . . . . . . . . . . . . . . . . . . . . . . .    6
Statements of Changes in Net Assets. . . . . . . . . . . . . . . . . . . .    7
Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .    8
Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .    9



Manager
Forum Administrative Services, LLC

Distributor
Forum Financial Services, Inc.

Transfer Agent
Forum Financial Corp.
P.O. Box 446
Portland, Maine  04112
Toll free (888) 82-SPORT
sport@forum-financial.com


                                   SPORTSFUND

                               SEMI-ANNUAL REPORT
                               ------------------
                               SEPTEMBER 30, 1996

SPORTSFUND-SM-

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICING:

     Forum Financial Corp.
     P.O. Box 446
     Portland, Maine  04112                                               [LOGO]
     Toll free (888) 82-SPORT
     sport@forum-financial.com

                               SEMI-ANNUAL REPORT
                               September 30, 1996
--------------------------------------------------------------------------------

FROM THE FRONT OFFICE

     Our team of investment professionals is excited to announce the results of the first two months of SPORTSFUND-SM- action. From the fund's inception on August 1st through the close of business on September 30th, total net assets invested in the fund grew to over $425,000! While the veteran Dow Jones Industrial Average was up 5.70% for the period, the rookie SPORTSFUND-SM-achieved a highly competitive return of 5.40%(1), excluding the effect of the funds sales charge. With this strong start, the fund is firmly positioned in the marathon of sports investing.

     Physical fitness, active recreation and sporting activities are deeply ingrained within cultures around the world. Organized athletic events predate those of the ancient Greeks. Spectator sports have grown in unprecedented numbers. Crowds still awe the unbridled passion and skill of athletes and embrace the thrill of the unknown outcome. Athletic competition has successfully evolved into the twentieth century, and into big business. Whether it's a bowl of soup endorsed by an athletic super-hero, Olympic medalists wearing milk mustaches or consumer product trademarks brightly painted on NASCAR hoods and quarter-panels, sports have secured their dominance in our corporate culture.

     Keenly aware of the significance of sports, companies of all types sponsor events, teams, participants and even media coverage. Marketing gurus rush to have logos emblazoned on everything from lapels and feet to equipment and hot air balloons. Stadiums install more seating and more signage. Design teams create new and exciting products, while engineers make them stronger and lighter. Retailers expand into super stores, and end-users just want to have more fun!


                                        1

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SPORTSFUND-SM-
FROM THE FRONT OFFICE (CONTINUED), SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

     Investing in sports related businesses transcends economic sectors and traditional industry classifications. Companies participate in the broadly diversified array of athletic options. Entrepreneurs and conglomerates accommodate both individual and team activities, providing for the needs at professional, amateur and recreational levels. From bowling balls to in-line skates, from super-domes to fishing streams, there are many investment opportunities in which to participate.

     Companies in sports-related businesses intersect various aspects of our economy. It is an economy experiencing moderately paced inflation at 3%, low unemployment held to 5.1% and consumer confidence at a six year high. Retailers are looking forward to the upcoming holiday shopping season after posting sluggish sales for the year. Athletic apparel and footwear companies are already leading this comeback. Low borrowing rates have enabled smaller companies to advance their expansion plans and posture their businesses among larger companies. Overall, corporations continue to pursue efficiencies and expand global opportunities while rewarding shareholders with improving values and record earnings. Moreover, this earnings growth is at a much more sustainable rate than the rapidly paced rate of the last few years. And as the evening news reports, the stock markets continue to soar upward.

     Our highly motivated team strives to provide you with a potentially exciting investment opportunity along with superior customer service. We will continue to manage SPORTSFUND-SM- in the best interests of you, our team of shareholders. Please discuss your questions with your local investment professional or contact our team at Forum Funds. You may peruse our website http://www.sportsfund.com, e-mail us at sport@forum-financial.com or call us toll free at 1-888-82-SPORT.

     Thank you for choosing SPORTSFUND-SM-.




     (1) 5.40% is the since inception (8/1/96) total return for the three-month period ended 10/31/96. This figure is not annualized. This return includes changes in principle value, reinvested dividends and capital gains distributions and excludes the effect of the fund's maximum 4.00% sales charge. Present expense waivers and/or reimbursements have increased the fund's return. Total return represents past performance and cannot guarantee future results. Investment return and principle value will vary and shares may be worth more or less at redemption than at original purchase.

     Total return, including the fund's maximum 4.00% sales charge, was 1.18% for the same period.

     Since the fund focuses its investments on a set of industries related to a single theme, it may be more volatile than a fund that does not focus its investments in this manner. Because sports activities are not a necessity, companies focused on sports may be more affected by economic downturns than other companies.


                                        2

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SPORTSFUND-SM-
SCHEDULE OF INVESTMENTS, SEPTEMBER 30, 1996

    SHARES                    SECURITY DESCRIPTION                       VALUE
    ------     --------------------------------------------------     ----------
COMMON STOCK (90.4%)

AMUSEMENT & RECREATION SERVICES (7.5%)
       500     Penn National Gaming, Inc.* . . . . . . . . . . .        $ 15,500
       500     Penske Motorsports, Inc.* . . . . . . . . . . . .          17,562
                                                                        --------
                                                                          33,062
                                                                        --------

APPAREL & FOOTWEAR MANUFACTURING (25.3%)
     1,400     K-Swiss, Inc. . . . . . . . . . . . . . . . . . .          14,525
       125     Nike, Inc. - Class B. . . . . . . . . . . . . . .          15,188
       450     Reebok International Ltd. . . . . . . . . . . . .          15,638
       450     Russell Corporation . . . . . . . . . . . . . . .          14,513
     2,100     Starter Corporation*. . . . . . . . . . . . . . .          13,125
     2,800     Tultex Corporation* . . . . . . . . . . . . . . .          15,050
     1,200     Vans, Inc.* . . . . . . . . . . . . . . . . . . .          22,950
                                                                        --------
                                                                         110,989
                                                                        --------

MISCELLANEOUS MANUFACTURING (22.3%)
     1,500     Action Performance Companies, Inc.* . . . . . . .          19,313
     2,700     Aldila, Inc.* . . . . . . . . . . . . . . . . . .          10,631
     1,000     First Team Sports, Inc.*. . . . . . . . . . . . .           8,500
       500     K2, Inc.. . . . . . . . . . . . . . . . . . . . .          13,062
       400     Oakley, Inc.* . . . . . . . . . . . . . . . . . .          17,000
     1,400     Rawlings Sporting Goods Company, Inc.*. . . . . .          13,475
     1,300     Ride, Inc.* . . . . . . . . . . . . . . . . . . .          15,925
                                                                        --------
                                                                          97,906
                                                                        --------

REAL ESTATE INVESTMENT TRUSTS (6.4%)
     1,000     National Golf Properties, Inc.. . . . . . . . . .          27,875
                                                                        --------
SPECIALTY RETAIL (7.9%)
       700     The North Face, Inc.* . . . . . . . . . . . . . .          19,775
     1,800     Sports & Recreation, Inc.*. . . . . . . . . . . .          15,075
                                                                        --------
                                                                          34,850
                                                                        --------


*Non-income producing security.
 See notes to financial statements.


                                        3

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SPORTSFUND-SM-
SCHEDULE OF INVESTMENTS (CONTINUED), SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

    SHARES                    SECURITY DESCRIPTION                       VALUE
    ------     --------------------------------------------------     ----------
TRANSPORTATION EQUIPMENT MANUFACTURING (21.0%)
     2,200     Artic Cat, Inc. . . . . . . . . . . . . . . . . .        $ 20,625
       800     Brunswick Corporation . . . . . . . . . . . . . .          19,200
       800     Cannondale Corporation* . . . . . . . . . . . . .          18,600
     1,500     Fountain Powerboat Industries, Inc.*. . . . . . .          17,625
     1,050     Outboard Marine Corporation . . . . . . . . . . .          16,143
                                                                        --------
                                                                          92,193
                                                                        --------

Total Common Stock
     (cost $378,012) . . . . . . . . . . . . . . . . . . . . . .         396,875
                                                                        --------


SHORT-TERM HOLDINGS (9.6%)
    20,987     1784 U.S. Treasury Money Market Fund. . . . . . .          20,987
    21,286     Dreyfus Government Cash Management Fund . . . . .          21,286
                                                                        --------
                                                                          42,273
                                                                        --------

Total Short-Term Holdings
     (cost $42,273). . . . . . . . . . . . . . . . . . . . . . .          42,273
                                                                        --------

Total Investments (100.0%)
     (cost $420,285) . . . . . . . . . . . . . . . . . . . . . .        $439,148
                                                                        --------
                                                                        --------


*Non-income producing security.
 See notes to financial statements.


                                        4

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SPORTSFUND-SM-
STATEMENTS OF ASSETS AND LIABILITIES, SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (a) . . . . . . . . . . . . . . . . .       $439,148
     Interest, dividends and other receivables . . . . . . . . .            350
     Receivable for shares issued. . . . . . . . . . . . . . . .          7,384
     Organization costs, net . . . . . . . . . . . . . . . . . .         72,500
                                                                       ---------

  Total assets . . . . . . . . . . . . . . . . . . . . . . . . .        519,382
                                                                       ---------

LIABILITIES:
     Accrued fees and other expenses . . . . . . . . . . . . . .         73,119
     Payable for securities purchased. . . . . . . . . . . . . .         18,850
                                                                       ---------

  Total liabilities: . . . . . . . . . . . . . . . . . . . . . .         91,969
                                                                       ---------

NET ASSETS:    . . . . . . . . . . . . . . . . . . . . . . . . .       $427,413
                                                                       ---------
                                                                       ---------
Components of Net Assets:
     Capital paid in . . . . . . . . . . . . . . . . . . . . . .       $410,415
     Net investment loss . . . . . . . . . . . . . . . . . . . .           (454)
     Unrealized appreciation (depreciation). . . . . . . . . . .         18,863
     Accumulated net realized losses . . . . . . . . . . . . . .         (1,411)
                                                                       ---------

  Net Assets   . . . . . . . . . . . . . . . . . . . . . . . . .       $427,413
                                                                       ---------
                                                                       ---------

SHARES OUTSTANDING . . . . . . . . . . . . . . . . . . . . . . .         40,549
                                                                       ---------
                                                                       ---------

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . .       $  10.54
                                                                       ---------
                                                                       ---------

(a) Cost of investments. . . . . . . . . . . . . . . . . . . . .       $420,285


See Notes to financial statements.


                                        5

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SPORTSFUND-SM-
STATEMENTS OF OPERATIONS, SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest income . . . . . . . . . . . . . . . . . . . . . .       $    312
     Dividend income . . . . . . . . . . . . . . . . . . . . . .            336
                                                                       ---------
Total investment income. . . . . . . . . . . . . . . . . . . . .            648
                                                                       ---------

EXPENSES:
     Advisory  . . . . . . . . . . . . . . . . . . . . . . . . .            690
     Administration. . . . . . . . . . . . . . . . . . . . . . .          6,559
     Transfer agency . . . . . . . . . . . . . . . . . . . . . .          8,049
     Custodian . . . . . . . . . . . . . . . . . . . . . . . . .          1,667
     Accounting. . . . . . . . . . . . . . . . . . . . . . . . .          5,903
     Professional fees . . . . . . . . . . . . . . . . . . . . .            246
     Compliance. . . . . . . . . . . . . . . . . . . . . . . . .         14,885
     Amortization of organization costs. . . . . . . . . . . . .          2,500
     Other     . . . . . . . . . . . . . . . . . . . . . . . . .            108
                                                                       ---------
Total expenses . . . . . . . . . . . . . . . . . . . . . . . . .         40,607
                                                                       ---------
Expenses reimbursed and fees waived. . . . . . . . . . . . . . .        (39,505)
                                                                       ---------

Net expenses   . . . . . . . . . . . . . . . . . . . . . . . . .          1,102
                                                                       ---------

NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . . . . . .           (454)
                                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments . . . . . . . . . . . . . . . .         (1,411)
Net change in unrealized appreciation. . . . . . . . . . . . . .         18,863
                                                                       ---------

NET GAIN ON INVESTMENTS. . . . . . . . . . . . . . . . . . . . .         17,452
                                                                       ---------

INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . .       $ 16,998
                                                                       ---------
                                                                       ---------


See notes to financial statements.


                                        6

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SPORTSFUND-SM-
STATEMENTS OF CHANGES IN NET ASSETS, SEPTEMBER 30, 1996
--------------------------------------------------------------------------------


                                                         AMOUNT           SHARES
                                                         ------           ------
NET ASSETS - August 1, 1996 (a). . . . . . . . . .      $     --
                                                        --------
OPERATIONS:
     Net investment loss . . . . . . . . . . . . .          (454)
     Net realized loss on investments. . . . . . .        (1,411)
     Net change in unrealized appreciation . . . .        18,863
                                                        --------
                                                          16,998
                                                        --------
CAPITAL SHARE TRANSACTIONS:
     Sale of shares. . . . . . . . . . . . . . . .       410,415          40,549
                                                        --------          ------
                                                                          ------
NET ASSETS - September 30, 1996. . . . . . . . . .      $427,413
                                                        --------
                                                        --------

(a) Commencement of Fund's operations.


See notes to financial statements.


                                        7

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SPORTSFUND-SM-
FINANCIAL HIGHLIGHTS, SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                                               PERIOD ENDED
                                                          SEPTEMBER 30, 1996 (b)
                                                          ----------------------
Beginning net asset value per share. . . . . . . . . .          $  10.00
                                                                --------
Net investment loss. . . . . . . . . . . . . . . . . .             (0.01)

Net realized and unrealized gain on securities . . . .              0.55
                                                                --------
Ending net asset value per share . . . . . . . . . . .          $  10.54
                                                                --------
                                                                --------

Ratios to average net assets:
     Expenses (a). . . . . . . . . . . . . . . . . . .              2.00 % (c)
     Net investment loss . . . . . . . . . . . . . . .             (0.27)% (c)

Total Return . . . . . . . . . . . . . . . . . . . . .              5.40 %

Portfolio turnover rate. . . . . . . . . . . . . . . .              3.18%

Average Commission rate (d). . . . . . . . . . . . . .            0.0713%

Net assets at the end of the year. . . . . . . . . . .          $427,413



(a) During the period, various fees and expenses were waived and reimbursed, respectively. Had such waives and reimbursements not occurred, the ratio of expense to average net assets would have been 45.94%, annualized.
(b)  See Note 1 for date of inception.
(c)  Annualized.
(d) Amount represents the average commission per share, paid to brokers, on the purchase and sale of portfolio securities


See notes to financial statements.


                                        8

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SPORTSFUND-SM-
NOTES TO FINANCIAL STATEMENTS, SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has eight active investment portfolios. The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Included in this report is Sportsfund (the "Fund"), a diversified portfolio that commenced operations on August 1, 1996.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies.

SECURITY VALUATION - Securities, other than short-term, held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value using procedures approved by the Fund's Board of Trustees. Short-term securities held by Fund are valued at amortized cost.

INTEREST AND DIVIDEND INCOME AND DISTRIBUTIONS TO SHAREHOLDERS - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions of net investment income and net capital gains to shareholders are declared and paid annually.

FEDERAL INCOME TAX - The Fund intends to qualify as a regulated investment company and distributes all of its taxable income. As such, no Federal income tax provision is required.

OTHER - Investment security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost.

NOTE 3.  INVESTMENT ADVISORY AND RELATED SERVICES

INVESTMENT ADVISER - The investment adviser for the Fund is Westwood Ventures, Ltd. ("Westwood"). Westwood receives an advisory fee from Sportsfund at an annual rate of 1.25% of the average daily net assets of the Fund. Forum Advisors serves as sub-adviser to the Fund. Forum receives a fee from Westwood for its sub-advisory services; however, that compensation does not increase the amount paid by the Fund.

SPORTSFUND-SM-
NOTES TO FINANCIAL STATEMENTS, SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

MANAGEMENT AND OTHER SERVICES - Forum Financial Corp. ("FFC") serves as the Fund's transfer agent and dividend disbursing agent, for which it receives a fee
of $24,000 per year.   FFC also serves as the Fund's fund accountant and is
compensated for those services at an amount of  $36,000 per year.

The manager of the Fund is Forum Administrative Services, LLC (the "Manager"). The manager receives a management fee for its services to Sportsfund at an annual rate of 0.15% of the first $50 million of the Fund's average daily net assets, 0.10% of the next $50 million, and 0.05% of the remaining average daily net assets of the Fund. In addition, the Manager charged certain legal expenses to the Fund aggregating $208.

The Manager also received sales commissions during the period ended September 30, 1996 amounting to $448 after deducting $3,128 allowed to authorized dealers and agents. The Manager, Forum Advisors and FFC are affiliated companies.

For the period ended September 30, 1996, expenses reimbursed and fees waived by Westwood were $38,815 and $690, respectively.

NOTE 4.  SECURITY TRANSACTIONS

Cost of purchases and proceeds from sales of securities (including maturities) of portfolio securities (excluding short-term investments) during the period ended September 30, 1996 were $387,273 and $7,838, respectively.

The cost of investments for Federal income tax purposes as of September 30, 1996 is the same as for financial reporting purposes. Unrealized appreciation and depreciation as of September 30, 1996 was $30,994 and $12,131, respectively.


                                       10